SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS (Tables)	12 Months Ended
Mar. 31, 2022
Temporary Equity And Warrant Liability Disclosure [Abstract]
Summary of senior convertible preferred shares activities

The Company’s senior convertible preferred shares activities for the fiscal year ended March 31, 2022 are summarized below:

Mezzanine Equity
RMB

Balance as of March 31, 2021	—
Issuance of senior convertible preferred shares	239,452
Fair value impact recorded in the applicable issuance days	287,032
Balance as of March 31, 2022	526,484

Schedule of roll forward of Level 3 investment, warrant liabilities

The roll forward of Level 3 financial instruments, including both warrant liabilities and forward contracts, during the fiscal year ended March 31, 2022 was as follows:

	Warrant liabilities	Forward contract assets
	RMB	RMB

Fair value of Level 3 financial instruments as of March 31, 2021	—	—
Issuance of warrants	647,850	—
Fair value of warrants and forward contracts at issuance	1,800,147	735,244
Settlement of forward contracts	—	(287,032)
The change in fair value of financial instruments	(2,224,660)	(441,088)
Foreign currency translation	(26,947)	(7,160)
Fair value of Level 3 liabilities/(assets) as of March 31, 2022	196,390	(36)

Summary of composition of fair value impact of issuance of senior convertible preferred shares

The composition of the fair value impact of the issuance of senior convertible preferred shares during the fiscal year ended March 31, 2022 was as follows:

For the fiscal year ended March 31, 2022
RMB

Fair value impact of the warrants	424,513
Fair value impact of the forward contracts	(294,156)
Gain from the TDR of the 2024 Notes (Note 12)	55,874
186,231

Schedule of estimated fair value using the Black-Scholes option pricing model

For the warrants, with the assistance from an independent valuation firm, the Company estimated its fair value using the Black-Scholes option pricing model using the following main assumptions:

For the fiscal year ended March 31, 2022

Risk-free interest rate	0.12%~1.39%
Expected volatility	43.08%~55.29%
Dividend yield	0%
Expected term (in years)	0.78~1.50
Fair value of underlying senior convertible preferred share	US$0.34 ~ US$1.12